STATUTORY RESERVE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Balance, Beginning	$ 2,539,170	$ 2,508,735
Addition to statutory reserve		0	$ 0
Balance, Ending	2,580,334	2,539,170	2,508,735
Statutory Reserves [Member]
Balance, Beginning	2,539,170	2,508,735	1,653,723
Addition to statutory reserve	41,164	30,435	855,012
Balance, Ending	$ 2,580,334	$ 2,539,170	$ 2,508,735